Commitments and Contingencies	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2019	Sep. 30, 2019	Dec. 31, 2018
Commitments and Contingencies
Commitments and Contingencies

Note 16: Commitments and Contingencies

Lawsuits and Legal Claims

The Company is engaged in various legal proceedings, claims, audits and investigations that have arisen in the ordinary course of business. These matters include, but are not limited to, antitrust/competition claims, intellectual property infringement claims, employment matters and commercial matters. The outcome of all of the matters against the Company is subject to future resolution, including the uncertainties of litigation. Based on information currently known to the Company and after consultation with outside legal counsel, management believes that the ultimate resolution of any such matters, individually or in the aggregate, will not have a material impact on the Company’s financial condition  taken as a whole.

Contingent Liabilities

In conjunction with the acquisition of Publons, the Company agreed to pay former shareholders up to an additional  $9,500 through 2020.  Amounts payable are contingent upon Publons’ achievement of certain milestones and performance metrics. The Company had an outstanding liability for $3,429 and $2,960 related to the estimated fair value of this contingent  consideration  as of June 30, 2019 and December 31, 2018, respectively. The outstanding balance consisted of $2,385 and $1,600 included in Accrued expenses and other current liabilities, and $1,044 and $1,360 included in Other non-current liabilities in the Interim Condensed Consolidated  Balance Sheets as of June 30, 2019 and December 31, 2018, respectively.

In conjunction with the acquisition of TrademarkVision that occurred on October 25, 2018, the Company agreed to pay former shareholders a potential earn-out dependent upon achievement of certain milestones and financial performance metrics through 2020. Amounts payable are contingent upon TrademarkVision’s achievement of certain milestones and performance metrics. As of June 30, 2019 and December 31, 2018, the Company had an outstanding liability for  $4,115 related to the estimated fair value of this contingent consideration. The outstanding balance was included in Accrued expenses and other current liabilities as of June 30, 2019, and in Other non-current liabilities as of December 31, 2018, in the condensed consolidated balance sheets.

Tax Indemnity

In connection with the 2016 Transaction, the Company recorded certain tax indemnification  assets pursuant to the terms of the separation and indemnified  liabilities identified therein. Management continues to interpret the contractual obligation due from our Former Parent and its controlled  entities as due in full. The asset write down was recorded within Other operating income (expense), net within the Interim  condensed consolidated statement of operations during the year ended December 31, 2018. Although  the claim has uncertainty  of collectability, the Company will continue to vigorously defend its claim for the full value of the indemnity, including the filing of formal legal claims as necessary.

Note 16: Commitments and Contingencies

Lawsuits and Legal Claims

The Company is engaged in various legal proceedings, claims, audits and investigations that have arisen in the ordinary course of business. These matters include, but are not limited to, antitrust/competition claims, intellectual property infringement claims, employment matters and commercial matters. The outcome of all of the matters against the Company is subject to future resolution, including the uncertainties of litigation. Based on information currently known to the Company and after consultation with outside legal counsel, management believes that the ultimate resolution of any such matters, individually or in the aggregate, will not have a material impact on the Company’s financial condition  taken as a whole.

Contingent Liabilities

In conjunction with the acquisition of Publons, the Company agreed to pay former shareholders up to an additional  $9,500 through 2020.  Amounts payable are contingent upon Publons’ achievement of certain milestones and performance metrics. The Company had an outstanding liability for $4,445 and $2,960 related to the estimated fair value of this contingent  consideration  as of September 30, 2019 and December 31, 2018, respectively. The outstanding balance consisted of $4,445 and $1,600 included in Accrued expenses and other current liabilities, and $0 and $1,360 included in Other non-current liabilities in the Interim Condensed Consolidated  Balance Sheets as of September 30, 2019 and December 31, 2018, respectively.

In conjunction with the acquisition of TrademarkVision that occurred on October 25, 2018, the Company agreed to pay former shareholders a potential earn-out dependent upon achievement of certain milestones and financial performance metrics through 2020. Amounts payable are contingent upon TrademarkVision’s achievement of certain milestones and performance metrics. As of September 30, 2019 and December 31, 2018, the Company had an outstanding liability for  $7,715 and $4,115 respectively, related to the estimated fair value of this contingent consideration. The outstanding balance was included in Accrued expenses and other current liabilities as of September 30, 2019, and in Other non-current liabilities as of December 31, 2018, in the condensed consolidated balance sheets.

Tax Indemnity

In connection with the 2016 Transaction, the Company recorded certain tax indemnification  assets pursuant to the terms of the separation and indemnified  liabilities identified therein. The asset write down was recorded within Other operating income (expense), net within the Interim  Condensed Consolidated Statement of Operations during the year ended December 31, 2018.

Legal Settlement

In September 2019, the Company settled a confidential claim that resulted in a gain. The net gain was recorded in Legal settlement within the Interim Condensed Consolidated Statement of Operations during the three and nine months ended September 30, 2019.

Note 19: Commitments and Contingencies

The Company does not have any recorded or unrecorded guarantees of the indebtedness of others.

Contingencies

Lawsuits and Legal Claims

The Company is engaged in various legal proceedings, claims, audits and investigations that have arisen in the ordinary course of business. These matters include, but are not limited to, antitrust/competition claims, intellectual property infringement claims, employment matters and commercial matters. The outcome of all of the matters against the Company is subject to future resolution, including the uncertainties of litigation. Based on information currently known to the Company and after consultation with outside legal counsel, management believes that the ultimate resolution of any such matters, individually or in the aggregate, will not have a material impact on the Company’s financial condition taken as a whole.

Contingent Liabilities

In conjunction with the acquisition of Publons, the Company agreed to pay former shareholders up to an additional $9,500 through 2020. Amounts payable are contingent upon Publons’ achievement of certain milestones and performance metrics. The Company paid $2,470 of the contingent purchase price in the year ended December 31, 2018, as a result of Publons achieving the first tier of milestones and performance metrics. The Company had an outstanding liability for $2,960 and $5,900 related to the estimated fair value of this contingent consideration as of December 31, 2018 and 2017, respectively. The outstanding balance consisted of $1,600 and $2,250 included in Accrued expenses and other current liabilities, and $1,360 and $3,650 included in Other non-current liabilities in the Consolidated Balance Sheets as of December 31, 2018 and 2017 respectively.

In conjunction with the acquisition of Kopernio, the Company agreed to pay former shareholders up to an additional $3,500 through 2021. Amounts payable are contingent upon Kopernio’s achievement of certain milestones and performance metrics and will be recognized over the concurrent service period.

In conjunction with the acquisition of TrademarkVision, the Company agreed to pay former shareholders a potential earn-out dependent upon achievement of certain milestones and financial performance metrics through 2020. Amounts payable are contingent upon TrademarkVision’s achievement of certain milestones and performance metrics. As of December 31, 2018, the Company had an outstanding liability for $4,115 related to the estimated fair value of this contingent consideration, of which $4,115 was included in Other non-current liabilities in the Consolidated Balance Sheets.

Tax Indemnity

In connection with the 2016 Transaction, the Company recorded certain tax indemnification assets pursuant to the terms of the separation and indemnified liabilities identified therein. As a result of counterparty dispute related to certain of the indemnification claims, the Company wrote off $33,819 accumulated foreign currency impacts. Management continues to interpret the contractual obligation due from Former Parent and its controlled entities (“Thomson Reuters”) as due in full. The asset write down was recorded within Other operating income (expense), net within the Consolidated Statement of Operations. Although the claim has uncertainty of collectability, the Company will continue to vigorously defend its claim for the full value of the indemnity, including the filing of formal legal claims as necessary.

Commitments

Leases

The Company enters into operating leases in the ordinary course of business, primarily for real property and equipment. Payments for these leases are contractual obligations as scheduled per each agreement. Total rental expense under operating leases amounted to $25,527 for the year ended December 31, 2018. The total rental expense under operating leases amounted to $17,255 for the year ended December 31, 2017.

The future aggregate minimum lease payments as of December 31, 2018 under all non-cancelable operating leases for the years noted are as follows:

Year ended December 31,
2019	$22,140
2020	19,531
2021	17,240
2022	15,333
2023	14,944
Thereafter	40,367
Total operating lease commitments	$129,555

In connection with certain leases, the Company guarantees the restoration of the leased property to a specified condition after completion of the lease period. As of December 31, 2018 and 2017, the liability of $4,100 and $4,200, respectively, associated with these restorations is recorded within other liabilities.

There were no material future minimum sublease payments to be received under non-cancelable subleases at December 31, 2018. There was no material sublease income as of December 31, 2018 and 2017, respectively.

Unconditional purchase obligations

Purchase obligations are defined as agreements to purchase goods or services that are enforceable and legally binding and that specify all significant terms, including fixed or minimum quantities to be purchased, fixed, minimum or variable pricing provisions and the approximate timing of the transactions. The Company has various purchase obligations for materials, supplies, outsourcing and other services contracted in the ordinary course of business. These items are not recognized as liabilities in our consolidated financial statements but are required to be disclosed. The contractual terms of these purchase obligations extend through 2021. The Company paid $71,859 towards these purchase obligations during the year ended December 31, 2018.

The future unconditional purchase obligations as of December 31, 2018 are as follows:

Year ended December 31,
2019	$34,321
2020	24,370
2021	8,151
2022	13
Total	$66,855